JPMorgan BetaBuilders U.S. Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 2.0%
Axon Enterprise, Inc. *	5,212	1,563,652
Boeing Co. (The) *	44,826	8,543,836
General Dynamics Corp.	16,699	4,988,158
General Electric Co.	79,853	13,590,981
HEICO Corp.	3,093	746,465
HEICO Corp., Class A	5,626	1,069,559
Howmet Aerospace, Inc.	29,736	2,845,735
Huntington Ingalls Industries, Inc.	2,897	811,102
L3Harris Technologies, Inc.	13,810	3,133,351
Lockheed Martin Corp.	15,557	8,430,649
Northrop Grumman Corp.	10,794	5,227,750
RTX Corp.	96,992	11,395,590
Textron, Inc.	13,928	1,293,911
TransDigm Group, Inc.	4,092	5,295,948
		68,936,687
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	10,240	1,278,157
FedEx Corp.	16,529	4,995,890
United Parcel Service, Inc., Class B	53,315	6,950,677
		13,224,724
Automobile Components — 0.0% ^
Aptiv plc *	19,847	1,377,183
Automobiles — 1.5%
Ford Motor Co.	287,139	3,106,844
General Motors Co.	83,278	3,690,881
Tesla, Inc. *	202,811	47,066,349
		53,864,074
Banks — 3.3%
Bank of America Corp.	496,760	20,024,396
Citigroup, Inc.	138,969	9,016,309
Citizens Financial Group, Inc.	33,162	1,415,022
East West Bancorp, Inc.	10,149	891,996
Fifth Third Bancorp	49,630	2,101,334
First Citizens BancShares, Inc., Class A	907	1,893,535
Huntington Bancshares, Inc.	105,427	1,576,134
JPMorgan Chase & Co. (a)	209,698	44,623,734
KeyCorp	68,372	1,102,840
M&T Bank Corp.	12,118	2,086,356
PNC Financial Services Group, Inc. (The)	29,059	5,262,585
Regions Financial Corp.	67,038	1,499,640
Truist Financial Corp.	97,392	4,352,448
US Bancorp	113,582	5,097,560
Wells Fargo & Co.	254,838	15,122,087
		116,065,976
Beverages — 1.3%
Brown-Forman Corp., Class A	3,551	161,890

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Beverages — continued
Brown-Forman Corp., Class B	21,759	982,636
Coca-Cola Co. (The)	285,609	19,061,545
Constellation Brands, Inc., Class A	11,843	2,903,430
Keurig Dr Pepper, Inc.	79,424	2,722,655
Molson Coors Beverage Co., Class B	12,775	675,159
Monster Beverage Corp. *	53,792	2,767,598
PepsiCo, Inc.	100,498	17,352,990
		46,627,903
Biotechnology — 2.1%
AbbVie, Inc.	129,053	23,916,102
Alnylam Pharmaceuticals, Inc. *	9,164	2,176,083
Amgen, Inc.	39,118	13,005,562
Biogen, Inc. *	10,586	2,256,935
BioMarin Pharmaceutical, Inc. *	13,739	1,158,610
Exact Sciences Corp. *	13,431	613,528
Gilead Sciences, Inc.	91,084	6,927,849
Incyte Corp. *	11,978	779,408
Moderna, Inc. *	24,501	2,921,009
Neurocrine Biosciences, Inc. *	7,332	1,037,991
Regeneron Pharmaceuticals, Inc. *	7,724	8,335,664
Vertex Pharmaceuticals, Inc. *	18,819	9,328,955
		72,457,696
Broadline Retail — 3.9%
Amazon.com, Inc. *	686,902	128,436,936
Coupang, Inc. (South Korea) *	87,604	1,817,783
eBay, Inc.	37,018	2,058,571
MercadoLibre, Inc. (Brazil) *	3,566	5,951,297
		138,264,587
Building Products — 0.6%
Allegion plc	6,410	876,952
Builders FirstSource, Inc. *	8,877	1,485,744
Carrier Global Corp.	61,336	4,177,595
Johnson Controls International plc	49,728	3,557,541
Lennox International, Inc.	2,323	1,355,471
Masco Corp.	16,085	1,252,217
Owens Corning	6,322	1,178,294
Trane Technologies plc	16,614	5,553,728
		19,437,542
Capital Markets — 3.0%
Ameriprise Financial, Inc.	7,252	3,118,868
Ares Management Corp.	13,441	2,059,161
Bank of New York Mellon Corp. (The)	54,553	3,549,764
BlackRock, Inc.	10,850	9,510,025
Blackstone, Inc.	52,188	7,418,524
Carlyle Group, Inc. (The)	15,743	783,057
Charles Schwab Corp. (The)	104,897	6,838,235

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
CME Group, Inc.	26,287	5,092,055
Coinbase Global, Inc., Class A *	14,410	3,233,028
FactSet Research Systems, Inc.	2,777	1,147,151
Franklin Resources, Inc.	20,897	477,914
Goldman Sachs Group, Inc. (The)	23,635	12,030,924
Intercontinental Exchange, Inc.	41,796	6,334,602
KKR & Co., Inc.	48,451	5,981,276
LPL Financial Holdings, Inc.	5,452	1,207,727
Moody's Corp.	11,569	5,281,017
Morgan Stanley	91,706	9,464,976
MSCI, Inc.	5,780	3,125,593
Nasdaq, Inc.	28,299	1,915,276
Northern Trust Corp.	14,910	1,321,772
Raymond James Financial, Inc.	13,797	1,600,452
S&P Global, Inc.	22,870	11,085,775
State Street Corp.	21,977	1,867,386
T. Rowe Price Group, Inc.	16,221	1,852,600
		106,297,158
Chemicals — 1.4%
Air Products and Chemicals, Inc.	16,243	4,285,716
Albemarle Corp.	8,560	801,815
Celanese Corp.	7,948	1,121,860
CF Industries Holdings, Inc.	13,269	1,013,619
Corteva, Inc.	50,896	2,855,266
Dow, Inc.	51,216	2,789,735
DuPont de Nemours, Inc.	30,531	2,555,445
Eastman Chemical Co.	8,644	893,184
Ecolab, Inc.	18,570	4,283,913
International Flavors & Fragrances, Inc.	18,658	1,856,098
Linde plc	35,065	15,901,977
LyondellBasell Industries NV, Class A	18,899	1,879,695
Mosaic Co. (The)	23,445	697,958
PPG Industries, Inc.	17,234	2,188,373
Sherwin-Williams Co. (The)	17,106	6,000,785
Westlake Corp.	2,479	366,545
		49,491,984
Commercial Services & Supplies — 0.6%
Cintas Corp.	6,395	4,885,396
Copart, Inc. *	63,802	3,338,759
Republic Services, Inc.	14,971	2,909,165
Rollins, Inc.	21,510	1,030,544
Veralto Corp.	17,280	1,841,357
Waste Management, Inc.	26,851	5,441,623
		19,446,844
Communications Equipment — 0.8%
Arista Networks, Inc. *	18,749	6,497,466

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Communications Equipment — continued
Cisco Systems, Inc.	294,652	14,275,889
F5, Inc. *	4,271	869,746
Juniper Networks, Inc.	23,705	893,442
Motorola Solutions, Inc.	12,131	4,839,299
		27,375,842
Construction & Engineering — 0.1%
Quanta Services, Inc.	10,609	2,815,416
Construction Materials — 0.3%
CRH plc	50,182	4,300,597
Martin Marietta Materials, Inc.	4,511	2,676,602
Vulcan Materials Co.	9,705	2,664,120
		9,641,319
Consumer Finance — 0.5%
American Express Co.	41,800	10,577,072
Capital One Financial Corp.	27,782	4,206,195
Discover Financial Services	18,261	2,629,401
Synchrony Financial	29,320	1,489,163
		18,901,831
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	28,623	567,594
Costco Wholesale Corp.	32,436	26,662,392
Dollar General Corp.	16,029	1,929,731
Dollar Tree, Inc. *	15,064	1,571,778
Kroger Co. (The)	49,410	2,692,845
Sysco Corp.	36,387	2,789,064
Target Corp.	33,715	5,071,073
Walgreens Boots Alliance, Inc.	52,289	620,670
Walmart, Inc.	317,546	21,796,358
		63,701,505
Containers & Packaging — 0.2%
Amcor plc	105,544	1,111,378
Avery Dennison Corp.	5,855	1,269,540
Ball Corp.	23,021	1,469,430
Crown Holdings, Inc.	8,799	780,471
International Paper Co.	25,088	1,166,090
Packaging Corp. of America	6,511	1,301,354
Smurfit WestRock plc *	35,920	1,610,653
		8,708,916
Distributors — 0.1%
Genuine Parts Co.	10,235	1,505,671
LKQ Corp.	19,513	809,790
Pool Corp.	2,757	1,031,228
		3,346,689
Diversified REITs — 0.0% ^
WP Carey, Inc.	15,870	917,445

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	522,641	10,060,839
Verizon Communications, Inc.	307,306	12,452,039
		22,512,878
Electric Utilities — 1.5%
Alliant Energy Corp.	18,632	1,037,057
American Electric Power Co., Inc.	38,438	3,771,537
Avangrid, Inc.	5,200	185,484
Constellation Energy Corp.	22,994	4,364,261
Duke Energy Corp.	56,339	6,156,163
Edison International	28,040	2,243,480
Entergy Corp.	15,413	1,787,446
Evergy, Inc.	16,777	973,066
Eversource Energy	25,534	1,657,412
Exelon Corp.	72,764	2,706,821
FirstEnergy Corp.	37,118	1,555,615
NextEra Energy, Inc.	149,825	11,445,132
NRG Energy, Inc.	15,206	1,143,035
PG&E Corp.	155,969	2,846,434
PPL Corp.	53,881	1,601,343
Southern Co. (The)	79,723	6,658,465
Xcel Energy, Inc.	40,336	2,350,782
		52,483,533
Electrical Equipment — 0.7%
AMETEK, Inc.	16,838	2,921,056
Eaton Corp. plc	29,186	8,895,601
Emerson Electric Co.	41,632	4,875,524
GE Vernova, Inc. *	20,033	3,570,682
Hubbell, Inc.	3,905	1,545,013
Rockwell Automation, Inc.	8,383	2,335,923
Vertiv Holdings Co., Class A	26,404	2,077,995
		26,221,794
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	87,379	5,614,975
CDW Corp.	9,783	2,133,770
Corning, Inc.	56,503	2,260,685
Flex Ltd. *	29,771	957,138
Keysight Technologies, Inc. *	12,712	1,774,214
TE Connectivity Ltd.	22,364	3,451,436
Teledyne Technologies, Inc. *	3,429	1,446,558
Trimble, Inc. *	17,832	972,557
Zebra Technologies Corp., Class A *	3,734	1,311,343
		19,922,676
Energy Equipment & Services — 0.3%
Baker Hughes Co.	73,553	2,847,972

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Energy Equipment & Services — continued
Halliburton Co.	64,646	2,241,923
Schlumberger NV	104,309	5,037,082
		10,126,977
Entertainment — 1.2%
Electronic Arts, Inc.	17,831	2,691,411
Liberty Media Corp-Liberty Formula One, Class A *	1,634	120,867
Liberty Media Corp-Liberty Formula One, Class C *	15,001	1,213,131
Live Nation Entertainment, Inc. *	10,824	1,041,161
Netflix, Inc. *	31,494	19,789,255
ROBLOX Corp., Class A *	38,208	1,586,396
Take-Two Interactive Software, Inc. *	11,559	1,739,976
Walt Disney Co. (The)	133,790	12,534,785
Warner Bros Discovery, Inc. *	163,280	1,412,372
		42,129,354
Financial Services — 4.1%
Apollo Global Management, Inc.	29,040	3,639,002
Berkshire Hathaway, Inc., Class B *	131,625	57,717,563
Block, Inc. *	40,423	2,501,375
Corebridge Financial, Inc.	16,856	498,095
Corpay, Inc. *	5,037	1,469,897
Equitable Holdings, Inc.	22,109	964,173
Fidelity National Information Services, Inc.	41,004	3,150,337
Fiserv, Inc. *	42,470	6,946,818
Global Payments, Inc.	18,508	1,881,153
Jack Henry & Associates, Inc.	5,320	912,274
Mastercard, Inc., Class A	60,281	27,952,903
PayPal Holdings, Inc. *	76,387	5,024,737
Visa, Inc., Class A	115,062	30,568,522
		143,226,849
Food Products — 0.7%
Archer-Daniels-Midland Co.	35,998	2,232,236
Bunge Global SA	10,322	1,086,184
Campbell Soup Co.	14,529	680,829
Conagra Brands, Inc.	34,866	1,057,137
General Mills, Inc.	41,472	2,784,430
Hershey Co. (The)	10,778	2,128,439
Hormel Foods Corp.	21,172	679,833
J M Smucker Co. (The)	7,750	914,113
Kellanova	19,252	1,119,504
Kraft Heinz Co. (The)	65,357	2,301,220
Lamb Weston Holdings, Inc.	10,573	634,591
McCormick & Co., Inc. (Non-Voting)	18,369	1,414,597
Mondelez International, Inc., Class A	98,046	6,701,444
Tyson Foods, Inc., Class A	20,537	1,250,703
		24,985,260

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Gas Utilities — 0.0% ^
Atmos Energy Corp.	11,017	1,408,854
Ground Transportation — 1.0%
CSX Corp.	142,900	5,015,790
JB Hunt Transport Services, Inc.	6,079	1,052,579
Norfolk Southern Corp.	16,528	4,124,728
Old Dominion Freight Line, Inc.	13,880	2,917,298
Uber Technologies, Inc. *	147,010	9,477,735
Union Pacific Corp.	44,516	10,983,432
		33,571,562
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	126,773	13,430,332
Align Technology, Inc. *	5,471	1,268,615
Baxter International, Inc.	37,045	1,326,952
Becton Dickinson & Co.	21,228	5,117,222
Boston Scientific Corp. *	106,978	7,903,535
Cooper Cos., Inc. (The) *	14,463	1,349,832
Dexcom, Inc. *	29,011	1,967,526
Edwards Lifesciences Corp. *	43,978	2,772,813
GE HealthCare Technologies, Inc.	28,681	2,427,273
Hologic, Inc. *	17,025	1,389,410
IDEXX Laboratories, Inc. *	6,019	2,865,766
Insulet Corp. *	5,098	990,796
Intuitive Surgical, Inc. *	25,777	11,460,712
Medtronic plc	95,852	7,698,833
ResMed, Inc.	10,740	2,290,305
STERIS plc	7,214	1,722,415
Stryker Corp.	26,296	8,610,625
Teleflex, Inc.	3,433	758,418
Zimmer Biomet Holdings, Inc.	15,037	1,674,370
		77,025,750
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	17,785	1,793,261
Cencora, Inc.	12,625	3,003,235
Centene Corp. *	38,931	2,994,572
Cigna Group (The)	20,701	7,217,818
CVS Health Corp.	91,669	5,530,391
Elevance Health, Inc.	16,955	9,020,569
HCA Healthcare, Inc.	14,224	5,164,023
Humana, Inc.	8,788	3,177,829
Labcorp Holdings, Inc.	6,201	1,335,943
McKesson Corp.	9,499	5,861,073
Molina Healthcare, Inc. *	4,215	1,438,453
Quest Diagnostics, Inc.	8,102	1,152,915
UnitedHealth Group, Inc.	67,210	38,723,714
Universal Health Services, Inc., Class B	4,361	932,207
		87,346,003

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	11,356	1,331,945
Healthpeak Properties, Inc.	51,640	1,126,785
Ventas, Inc.	29,409	1,601,026
Welltower, Inc.	43,707	4,862,404
		8,922,160
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	10,802	2,073,228
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	51,100	894,761
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A *	31,111	4,341,851
Booking Holdings, Inc.	2,472	9,183,505
Carnival Corp. *	72,990	1,216,013
Chipotle Mexican Grill, Inc. *	99,578	5,409,077
Darden Restaurants, Inc.	8,792	1,286,182
Domino's Pizza, Inc.	2,539	1,088,469
DoorDash, Inc., Class A *	22,434	2,483,892
Expedia Group, Inc. *	9,251	1,181,075
Hilton Worldwide Holdings, Inc.	17,910	3,844,740
Las Vegas Sands Corp.	29,681	1,177,445
Marriott International, Inc., Class A	17,705	4,024,347
McDonald's Corp.	52,790	14,010,466
MGM Resorts International *	17,633	757,690
Royal Caribbean Cruises Ltd. *	17,174	2,691,509
Starbucks Corp.	83,004	6,470,162
Wynn Resorts Ltd.	7,026	581,893
Yum! Brands, Inc.	20,490	2,721,687
		62,470,003
Household Durables — 0.4%
DR Horton, Inc.	22,216	3,997,325
Garmin Ltd.	11,231	1,923,309
Lennar Corp., Class A	17,471	3,091,144
Lennar Corp., Class B	730	120,421
NVR, Inc. *	219	1,885,038
PulteGroup, Inc.	15,347	2,025,804
		13,043,041
Household Products — 1.1%
Church & Dwight Co., Inc.	18,007	1,764,866
Clorox Co. (The)	9,060	1,195,286
Colgate-Palmolive Co.	60,186	5,969,849
Kimberly-Clark Corp.	24,654	3,329,523
Procter & Gamble Co. (The)	172,520	27,734,315
		39,993,839

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	51,842	922,269
Vistra Corp.	23,653	1,873,791
		2,796,060
Industrial Conglomerates — 0.4%
3M Co.	40,372	5,149,449
Honeywell International, Inc.	47,598	9,745,690
		14,895,139
Industrial REITs — 0.2%
Prologis, Inc.	67,537	8,513,039
Insurance — 2.2%
Aflac, Inc.	37,836	3,608,798
Allstate Corp. (The)	19,109	3,269,932
American Financial Group, Inc.	5,385	705,220
American International Group, Inc.	48,413	3,835,762
Aon plc, Class A	15,844	5,204,913
Arch Capital Group Ltd. *	27,220	2,607,132
Arthur J Gallagher & Co.	15,874	4,500,120
Brown & Brown, Inc.	17,868	1,776,615
Chubb Ltd.	29,535	8,141,618
Cincinnati Financial Corp.	11,320	1,478,618
Everest Group Ltd.	3,162	1,242,255
Fidelity National Financial, Inc.	18,823	1,042,982
Hartford Financial Services Group, Inc. (The)	21,508	2,385,667
Loews Corp.	13,560	1,084,122
Markel Group, Inc. *	931	1,525,769
Marsh & McLennan Cos., Inc.	36,042	8,021,868
MetLife, Inc.	43,614	3,351,736
Principal Financial Group, Inc.	17,047	1,389,501
Progressive Corp. (The)	42,717	9,146,564
Prudential Financial, Inc.	26,360	3,303,435
Reinsurance Group of America, Inc.	4,809	1,084,093
Travelers Cos., Inc. (The)	16,659	3,605,674
Willis Towers Watson plc	7,535	2,126,980
WR Berkley Corp.	22,505	1,240,701
		75,680,075
Interactive Media & Services — 6.2%
Alphabet, Inc., Class A	429,367	73,653,615
Alphabet, Inc., Class C	382,661	66,257,752
Meta Platforms, Inc., Class A	160,186	76,061,118
Pinterest, Inc., Class A *	43,501	1,389,857
Snap, Inc., Class A *	78,968	1,051,854
		218,414,196
IT Services — 1.3%
Accenture plc, Class A (Ireland)	45,832	15,152,976
Akamai Technologies, Inc. *	11,131	1,093,954
Cloudflare, Inc., Class A *	21,986	1,703,915

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
Cognizant Technology Solutions Corp., Class A	36,653	2,773,899
EPAM Systems, Inc. *	4,084	878,591
Gartner, Inc. *	5,601	2,807,165
GoDaddy, Inc., Class A *	9,780	1,422,501
International Business Machines Corp.	67,148	12,901,817
MongoDB, Inc. *	5,183	1,307,982
Okta, Inc. *	11,753	1,104,077
Snowflake, Inc., Class A *	23,862	3,111,127
Twilio, Inc., Class A *	12,290	726,708
VeriSign, Inc. *	6,313	1,180,594
		46,165,306
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	21,365	3,021,011
Avantor, Inc. *	49,394	1,321,289
Bio-Techne Corp.	11,547	942,120
Charles River Laboratories International, Inc. *	3,737	912,202
Danaher Corp.	49,370	13,679,440
Illumina, Inc. *	11,582	1,419,953
IQVIA Holdings, Inc. *	13,341	3,284,954
Mettler-Toledo International, Inc. *	1,560	2,372,807
Revvity, Inc.	9,022	1,133,253
Thermo Fisher Scientific, Inc.	27,900	17,112,186
Waters Corp. *	4,321	1,453,066
West Pharmaceutical Services, Inc.	5,321	1,629,131
		48,281,412
Machinery — 1.6%
Caterpillar, Inc.	35,745	12,374,919
CNH Industrial NV	66,275	705,829
Cummins, Inc.	9,934	2,898,741
Deere & Co.	18,511	6,885,722
Dover Corp.	10,035	1,849,049
Fortive Corp.	25,661	1,843,743
IDEX Corp.	5,518	1,150,393
Illinois Tool Works, Inc.	21,748	5,377,845
Ingersoll Rand, Inc.	29,532	2,965,013
Otis Worldwide Corp.	29,556	2,793,042
PACCAR, Inc.	37,585	3,708,136
Parker-Hannifin Corp.	9,380	5,263,681
Pentair plc	12,070	1,060,591
Snap-on, Inc.	3,844	1,103,343
Stanley Black & Decker, Inc.	11,174	1,180,198
Westinghouse Air Brake Technologies Corp.	12,815	2,065,137
Xylem, Inc.	17,605	2,350,267
		55,575,649
Media — 0.6%
Charter Communications, Inc., Class A *	7,200	2,733,984

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
Comcast Corp., Class A	286,113	11,807,884
Fox Corp., Class A	16,966	645,387
Fox Corp., Class B	9,748	345,372
Interpublic Group of Cos., Inc. (The)	27,561	886,637
News Corp., Class A	27,662	762,918
News Corp., Class B	7,636	217,550
Omnicom Group, Inc.	14,285	1,400,501
Sirius XM Holdings, Inc. (b)	46,021	158,772
Trade Desk, Inc. (The), Class A *	32,555	2,926,043
		21,885,048
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	104,819	4,759,831
Newmont Corp.	84,160	4,129,731
Nucor Corp.	17,475	2,847,377
Southern Copper Corp. (Mexico)	6,338	675,694
Steel Dynamics, Inc.	10,777	1,435,712
		13,848,345
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	36,479	726,297
Multi-Utilities — 0.6%
Ameren Corp.	19,451	1,541,881
CenterPoint Energy, Inc.	46,715	1,296,341
CMS Energy Corp.	21,787	1,411,798
Consolidated Edison, Inc.	25,237	2,461,112
Dominion Energy, Inc.	61,165	3,269,881
DTE Energy Co.	15,060	1,815,182
NiSource, Inc.	32,669	1,020,906
Public Service Enterprise Group, Inc.	36,386	2,902,511
Sempra	46,002	3,682,920
WEC Energy Group, Inc.	23,031	1,982,048
		21,384,580
Office REITs — 0.0% ^
BXP, Inc.	11,448	816,357
Oil, Gas & Consumable Fuels — 3.4%
APA Corp.	26,970	841,194
Cheniere Energy, Inc.	16,702	3,050,453
Chevron Corp.	125,686	20,168,833
ConocoPhillips	85,406	9,497,147
Coterra Energy, Inc.	54,488	1,405,791
Devon Energy Corp.	46,104	2,168,271
Diamondback Energy, Inc.	12,639	2,556,996
EOG Resources, Inc.	41,924	5,315,963
EQT Corp.	41,221	1,422,537
Exxon Mobil Corp.	329,558	39,082,283
Hess Corp.	20,343	3,121,023
Kinder Morgan, Inc.	143,631	3,034,923

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Marathon Oil Corp.	41,187	1,155,295
Marathon Petroleum Corp.	25,726	4,554,017
Occidental Petroleum Corp.	46,076	2,802,342
ONEOK, Inc.	42,534	3,544,358
Phillips 66	30,929	4,499,551
Targa Resources Corp.	16,169	2,187,342
Texas Pacific Land Corp.	1,414	1,194,689
Valero Energy Corp.	23,833	3,854,273
Williams Cos., Inc. (The)	88,778	3,812,127
		119,269,408
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	46,892	2,017,294
Southwest Airlines Co.	43,398	1,169,142
United Airlines Holdings, Inc. *	23,883	1,084,766
		4,271,202
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	16,947	1,688,090
Kenvue, Inc.	126,675	2,342,221
		4,030,311
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	148,734	7,073,789
Eli Lilly & Co.	61,828	49,726,406
Johnson & Johnson	175,961	27,775,444
Merck & Co., Inc.	185,231	20,955,183
Pfizer, Inc.	414,238	12,650,829
Royalty Pharma plc, Class A	29,319	825,916
Viatris, Inc.	87,606	1,056,528
Zoetis, Inc.	33,557	6,041,602
		126,105,697
Professional Services — 0.7%
Automatic Data Processing, Inc.	30,032	7,887,004
Booz Allen Hamilton Holding Corp.	9,367	1,342,385
Broadridge Financial Solutions, Inc.	8,565	1,832,910
Dayforce, Inc. * (b)	11,380	674,606
Equifax, Inc.	8,999	2,514,051
Jacobs Solutions, Inc.	9,203	1,346,859
Leidos Holdings, Inc.	9,815	1,417,286
Paychex, Inc.	23,656	3,028,441
Paycom Software, Inc.	3,706	618,124
SS&C Technologies Holdings, Inc.	15,739	1,148,160
TransUnion	14,145	1,276,728
Verisk Analytics, Inc.	10,431	2,730,314
		25,816,868
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	22,210	2,503,289

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — continued
CoStar Group, Inc. *	29,760	2,321,875
Zillow Group, Inc., Class A *	3,965	187,941
Zillow Group, Inc., Class C *	11,806	574,952
		5,588,057
Residential REITs — 0.3%
AvalonBay Communities, Inc.	10,342	2,119,283
Camden Property Trust	7,781	861,746
Equity LifeStyle Properties, Inc.	13,191	905,958
Equity Residential	25,089	1,746,947
Essex Property Trust, Inc.	4,689	1,305,230
Invitation Homes, Inc.	41,824	1,475,132
Mid-America Apartment Communities, Inc.	8,512	1,189,722
Sun Communities, Inc.	9,061	1,148,300
UDR, Inc.	21,880	876,732
		11,629,050
Retail REITs — 0.3%
Kimco Realty Corp.	49,127	1,067,530
Realty Income Corp.	63,642	3,654,960
Regency Centers Corp.	12,196	821,278
Simon Property Group, Inc.	22,418	3,439,818
		8,983,586
Semiconductors & Semiconductor Equipment — 10.9%
Advanced Micro Devices, Inc. *	117,849	17,026,823
Analog Devices, Inc.	36,274	8,393,078
Applied Materials, Inc.	60,459	12,829,400
Broadcom, Inc.	332,309	53,395,410
Enphase Energy, Inc. *	9,981	1,148,913
Entegris, Inc.	10,951	1,295,394
First Solar, Inc. *	7,432	1,605,238
Intel Corp.	311,160	9,565,058
KLA Corp.	9,842	8,100,655
Lam Research Corp.	9,570	8,816,267
Marvell Technology, Inc.	62,880	4,211,702
Microchip Technology, Inc.	38,798	3,444,486
Micron Technology, Inc.	80,612	8,852,810
Monolithic Power Systems, Inc.	3,399	2,933,643
NVIDIA Corp.	1,740,489	203,671,906
NXP Semiconductors NV (China)	18,687	4,917,671
ON Semiconductor Corp. *	31,449	2,460,884
Qorvo, Inc. *	6,989	837,282
QUALCOMM, Inc.	81,575	14,760,996
Skyworks Solutions, Inc.	11,677	1,326,741
Teradyne, Inc.	11,399	1,495,093
Texas Instruments, Inc.	66,322	13,517,087
		384,606,537

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 10.4%
Adobe, Inc. *	32,746	18,064,331
ANSYS, Inc. *	6,350	1,991,550
Aspen Technology, Inc. *	1,975	371,201
Atlassian Corp., Class A *	11,537	2,037,088
Autodesk, Inc. *	15,610	3,863,787
Bentley Systems, Inc., Class B	9,785	476,921
Cadence Design Systems, Inc. *	19,847	5,312,248
Crowdstrike Holdings, Inc., Class A *	16,779	3,892,057
Datadog, Inc., Class A *	21,551	2,509,398
DocuSign, Inc. *	14,839	823,268
Dynatrace, Inc. *	20,182	886,393
Fair Isaac Corp. *	1,794	2,870,400
Fortinet, Inc. *	47,543	2,759,396
Gen Digital, Inc.	41,940	1,090,021
HubSpot, Inc. *	3,720	1,848,952
Intuit, Inc.	20,463	13,246,723
Microsoft Corp.	543,275	227,279,096
Oracle Corp.	116,546	16,252,340
Palantir Technologies, Inc., Class A *	145,601	3,915,211
Palo Alto Networks, Inc. *	23,590	7,660,381
PTC, Inc. *	8,706	1,548,362
Roper Technologies, Inc.	7,777	4,236,521
Salesforce, Inc.	68,705	17,780,854
ServiceNow, Inc. *	14,988	12,206,077
Synopsys, Inc. *	11,200	6,253,184
Tyler Technologies, Inc. *	3,065	1,741,257
Unity Software, Inc. *	21,709	355,159
Workday, Inc., Class A *	15,480	3,515,818
Zoom Video Communications, Inc., Class A *	17,519	1,058,148
Zscaler, Inc. *	6,712	1,203,797
		367,049,939
Specialized REITs — 1.0%
American Tower Corp.	34,074	7,509,909
Crown Castle, Inc.	31,640	3,482,931
Digital Realty Trust, Inc.	23,717	3,545,454
Equinix, Inc.	6,938	5,482,685
Extra Space Storage, Inc.	15,430	2,462,937
Iron Mountain, Inc.	21,343	2,188,938
Public Storage	11,566	3,422,611
SBA Communications Corp.	7,878	1,729,536
VICI Properties, Inc.	75,622	2,363,944
Weyerhaeuser Co.	53,147	1,687,949
		33,876,894
Specialty Retail — 1.9%
AutoZone, Inc. *	1,264	3,960,984
Best Buy Co., Inc.	14,316	1,238,620
Burlington Stores, Inc. *	4,648	1,209,968

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
CarMax, Inc. *	11,550	975,282
Home Depot, Inc. (The)	72,437	26,668,406
Lowe's Cos., Inc.	41,825	10,268,456
O'Reilly Automotive, Inc. *	4,285	4,826,367
Ross Stores, Inc.	24,256	3,474,187
TJX Cos., Inc. (The)	82,701	9,346,867
Tractor Supply Co.	7,894	2,078,648
Ulta Beauty, Inc. *	3,497	1,276,020
		65,323,805
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	1,054,740	234,236,659
Dell Technologies, Inc., Class C	19,282	2,191,978
Hewlett Packard Enterprise Co.	95,012	1,891,689
HP, Inc.	72,076	2,601,223
NetApp, Inc.	15,084	1,915,366
Seagate Technology Holdings plc	14,726	1,504,556
Super Micro Computer, Inc. *	3,646	2,558,216
Western Digital Corp. *	23,604	1,582,648
		248,482,335
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. *	1,877	1,731,776
Lululemon Athletica, Inc. *	8,092	2,093,077
NIKE, Inc., Class B	85,720	6,416,999
		10,241,852
Tobacco — 0.5%
Altria Group, Inc.	125,551	6,153,254
Philip Morris International, Inc.	113,362	13,054,768
		19,208,022
Trading Companies & Distributors — 0.4%
Fastenal Co.	41,741	2,953,176
Ferguson plc	14,865	3,309,692
United Rentals, Inc.	4,859	3,678,749
Watsco, Inc.	2,542	1,244,284
WW Grainger, Inc.	3,263	3,187,331
		14,373,232
Water Utilities — 0.1%
American Water Works Co., Inc.	14,232	2,026,068
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.	29,038	5,293,047
Total Common Stocks (Cost $2,779,059,585)		3,494,417,256

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS	VALUE($)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $1,765)	1,730	1,765
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d) (Cost $18,051,272)	18,051,272	18,051,272
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (c) (d)	494,301	494,351
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	133,190	133,190
Total Investment of Cash Collateral from Securities Loaned (Cost $627,492)		627,541
Total Short-Term Investments (Cost $18,678,764)		18,678,813
Total Investments — 99.9% (Cost $2,797,740,114)		3,513,097,834
Other Assets Less Liabilities — 0.1%		2,734,240
NET ASSETS — 100.0%		3,515,832,074

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $656,501.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	73	09/20/2024	USD	20,287,613	133,522

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$3,494,417,256	$—	$—	$3,494,417,256
Rights	—	—	1,765	1,765
Short-Term Investments
Investment Companies	18,051,272	—	—	18,051,272
Investment of Cash Collateral from Securities Loaned	627,541	—	—	627,541
Total Short-Term Investments	18,678,813	—	—	18,678,813
Total Investments in Securities	$3,513,096,069	$—	$1,765	$3,513,097,834
Appreciation in Other Financial Instruments
Futures Contracts	$133,522	$—	$—	$133,522
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$23,749,501	$8,595,520	$1,776,058	$659,890	$13,394,881	$44,623,734	209,698	$658,439	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (b) (c)	39,998,200	38,000,001	77,500,000	(5,199)	1,349	494,351	494,301	1,133,567	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	4,560,264	56,339,213	60,766,287	—	—	133,190	133,190	156,102	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	15,413,521	50,149,894	47,512,143	—	—	18,051,272	18,051,272	765,816	—
Total	$83,721,486	$153,084,628	$187,554,488	$654,691	$13,396,230	$63,302,547		$2,713,924	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.